Expense Example - Premium - BlackRock Cash Funds: Treasury - Premium Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 249